Description of Business and Organization	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

2.	DESCRIPTION OF BUSINESS AND ORGANIZATION

HWH International Corp. is organized as a Nevada limited liability company, incorporated on November 20, 2015. For purposes of financial statement presentation, HWH International Corp. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to engage in the business of digital marketing and hospitality software services through wholly owned subsidiaries.

We have historically conducted our business through Resilient Digital Sdn Bhd, a private limited liability company, incorporated in Malaysia. HWH Limited, incorporated in Anguilla, is an investment holding company with 100% equity interest in HWH Investment Limited, a company incorporated in Hong Kong, which subsequently hold 100% equity interest in Resilient Digital Sdn Bhd. On March 2, 2016, HWH International Corp. was organized to be the holding company parent to, and succeed to the operations of, HWH Limited. The former unit holder of HWH Limited became the unit holder of HWH International Corp. and HWH Limited became a wholly-owned subsidiary of HWH International Corp. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of HWH Limited were carried over to and combined with HWH International Corp. at historical cost, and as if the transfer occurred at the beginning of the period. Prior periods have been retrospectively adjusted to furnish comparative information.

The Company, through its subsidiaries, mainly provides digital marketing and hospitality software services.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	HWH Limited	Anguilla, November 20, 2015	1 share of ordinary share of US$1 each	Investment holding

2.	HWH Investment Limited	Hong Kong, November 20, 2015	1 share of ordinary share of HK$1 each	Investment holding

3.	Resilient Digital Sdn Bhd	Malaysia, September 15, 2009	100 shares of ordinary share value at RM 100	Digital marketing and hospitality software services

Going Concern

These financial statements have been prepared on a going concern basis. The Company has incurred accumulated losses amounting of $241,581 at December 31, 2017 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. Its ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. Management has plans to seek additional capital through a private placement of its Common Stock or further director loans as needed. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue.

1. ORGANIZATION AND BUSINESS BACKGROUND

HWH International Corp. is organized as a Nevada limited liability company, incorporated on November 20, 2015. For purposes of financial statement presentation, HWH International Corp. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to engage in the business of digital marketing and hospitality software services through wholly owned subsidiaries.

We have historically conducted our business through Resilient Digital Sdn Bhd, a private limited liability company, incorporated in Malaysia. HWH Limited, incorporated in Anguilla, is an investment holding company with 100% equity interest in HWH Investment Limited, a company incorporated in Hong Kong, which subsequently hold 100% equity interest in Resilient Digital Sdn Bhd. On March 2, 2016, HWH International Corp. was organized to be the holding company parent to, and succeed to the operations of, HWH Limited. The former unit holder of HWH Limited became the unit holder of HWH International Corp. and HWH Limited became a wholly-owned subsidiary of HWH International Corp. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of HWH Limited were carried over to and combined with HWH International Corp. at historical cost, and as if the transfer occurred at the beginning of the period. Prior periods have been retrospectively adjusted to furnish comparative information.

The Company, through its subsidiaries, mainly provide digital marketing and hospitality software services.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	HWH Limited	Anguilla, November 20, 2015	1 share of ordinary share of US$1 each	Investment holding

2.	HWH Investment Limited	Hong Kong, November 20, 2015	1 share of ordinary share of HKD$1 each	Investment holding

3.	Resilient Digital Sdn Bhd	Malaysia, September 15, 2009	100 shares of ordinary share of RM 1 each	Digital Marketing and Hospitality software services

HWH International Corp. and its subsidiaries are hereinafter referred to as the “Company”.

Going Concern

These financial statements have been prepared on a going concern basis. The Company has incurred accumulated losses amounting of $190,643 at June 30, 2017 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. Its ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. Management has plans to seek additional capital through a private placement of its Common Stock or further director loans as needed. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue.